Stockholders' Equity	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE J—STOCKHOLDERS’ EQUITY

The following table presents the Company’s issued and outstanding preferred stock and preferred OP units as of December 31, 2012 and 2011:

Preferred stock and preferred units

	Optional		Outstanding	Outstanding
	Redemption	Annual	as of December 31,	as of December 31,
	Date	Dividend	2012	2011
Class A Preferred Stock, cumulative redeemable, liquidation preference $100.00 per share plus all accumulated, accrued and unpaid dividends (if any), 273,326 and 0 shares outstanding at December 31, 2012 and December 31, 2011, respectively	7 years from date of issuance	(1)	$26,802,814	$-

Class B Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 98,304 and 0 units outstanding at December 31, 2012 and December 31, 2011, respectively	June 2014	(2)	$9,683,089	$-

Class C Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 98,304 and 0 units outstanding at December 31, 2012 and December 31, 2011, respectively	June 2015	(2)	$9,717,249	$-
			$46,203,152

(1)Cumulative annual cash dividend at the rate of 1% of the liquidation preference, which increases by 1% on each of the third and fourth anniversaries after issuance

(2)Cumulative annual cash distribution equal to 1.5% of the liquidation preference per share, payable quarterly, if declared.

Class A Preferred Stock

The Class A preferred stock ranks senior in preference to the Company’s common stock with respect to the payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding up of our company (but excluding a merger, change of control, sale of substantially all assets or bankruptcy of our company, upon the occurrence of any of which all shares of Class A preferred stock will be automatically converted). The Class A preferred stock ranks junior to any class or series of stock the terms of which specifically provide that the holders thereof are entitled to receive dividends or amounts distributable upon liquidation, dissolution or winding up of the Company in preference or priority to the holders of the Class A preferred stock. The Class A preferred stock ranks on parity with any class or series of stock the terms of which specifically provide that the holders thereof are entitled to receive dividends or amounts distributable upon liquidation, dissolution or winding up of the Company without preference or priority of one over the other.

The Class A preferred stock is convertible into common stock of the Company at such time as the last of the properties contributed to the Company to be developed and opened for occupancy shall have attained 90% physical occupancy or have previously been disposed of by the Company.

The Class A preferred stock has no voting rights except in certain limited instances.

Common and Preferred OP Units

A total of 81,919,848 common OP units were issued in connection with the June 1, 2012 recapitalization and are included in noncontrolling interests in the accompanying consolidated balance sheet at December 31, 2012. The common OP units are redeemable at the option of the holder at any time after June 1, 2013 for a cash price per common OP unit equal to the average closing price of the common stock for the 20 trading days prior to the delivery of the notice of redemption by the holder (or, in the absence of such trading on a securities exchange, the average bid/ask prices as quoted at the end of the trading day in an interdealer market), or, at the Company’s election, for shares of common stock on a one-for-one basis. Such cash or stock settlement is adjusted for any dilution in the Company’s common stock during the holding period. Holders of common OP units have limited voting rights, as set forth in the agreement of limited partnership.

Class B and Class C preferred OP units are convertible into common OP units on or after the first and second anniversaries of the date of issuance, respectively (i.e., June 1, 2013 and June 1, 2014). The conversion rate for the Preferred B and Preferred C units is equal to the sum of a) the liquidation preference per unit ($100), b) an additional 3.0% per annum of the liquidation preference per unit, and c) any unpaid accumulated distributions, divided by, generally, the average closing price of Common Stock for the 20 trading days prior to the date of conversion (or, in the absence of such trading on a securities exchange, the average bid/ask prices as quoted at the end of the trading day in an interdealer market). The preferred B and C OP units do not have voting rights.

No common OP units, preferred stock or preferred OP units were converted or redeemed during the year ended December 31, 2012. The Class A preferred stock is redeemable on or after the 7th anniversary of issuance, i.e. on June 1, 2019. The preferred B and C OP units are redeemable one year after first becoming convertible, i.e. on June 1, 2014 and June 1, 2015, respectively. To the extent the redemption of the above equity instruments is not solely within the Company’s control, the Company has classified the shares or units as temporary equity in the consolidated balance sheets.

As of December 31, 2012, distributions in arrears for the Preferred B and Preferred C units totaled approximately $172,000.

See Note L for a description of the amended and restated agreement of limited partnership of the Operating Partnership.

Redemption of Noncontrolling interests

On June 1, 2012,  four of the Company’s property owning subsidiaries entered into an agreement with the noncontrolling interest holder of each such subsidiary for the purchase of the noncontrolling interest for total consideration of $7,657,500. Approximately $5.1 million of the consideration was payable on September 15, 2012 and the remaining $2.6 million was payable on December 31, 2012. Such amounts have not yet been paid as of December 31, 2012. The agreement specifies that late payments will be subject to interest at monthly rates ranging from 1.5% to 2.5% of the unpaid amount until paid in full. The December interest payment was due in January and accordingly $76,575 was accrued as of December 31, 2012 and subsequently paid. Upon payment in full of the outstanding amounts, the noncontrolling interests will be canceled. The total payable of $7,657,500, of which $3,757,500 has been recorded as a payable for the redemption of noncontrolling interest and $3,900,000 has been included in liabilities of discontinued operations in the accompanying December 31, 2012 consolidated balance sheets and the excess of the consideration paid over the carrying amount of the noncontrolling interests acquired of $2,552,500, has been recorded as a reduction of additional paid-in capital and is included in redemption of noncontrolling interests in the consolidated statements of stockholders’ equity. We intend to pay the remaining consideration with proceeds from the sale of our common stock. In addition, during 2012, the Company redeemed other noncontrolling interests which increased total paid-in capital for a total of $884,258, comprised of the interest in Post Oak that was contributed to the Company (see Note A) as well as the interest in Maitland that was assigned to the Company.

Private Placement

In May 2012, the Company entered into stock subscription agreements with 13 investors (including the Company’s Chief Executive Officer and certain directors) for the purchase of an aggregate of 178,333 shares of common stock at $15.00 per share, for a total of $2,675,000. The cash was received from the investors from the end of June 2012 to the beginning of July 2012 and the shares were issued in August 2012. The shares issued pursuant to the private placement were unregistered and subject to restrictions regarding their transfer.

Dividend Declared

On December 14, 2012, a dividend was declared in the amount of $0.07605 per share, payable to stockholders of record of common stock and common OP units as of December 26, 2012, for a total of approximately $400,000. In addition, the Company declared that all cumulative unpaid dividends on Class A preferred stock through December 14, 2012 in the amount of approximately $97,000 be set aside for payment, as required by the terms of the Class A preferred stock in the Company’s charter. Dividends declared and not yet paid as of December 31, 2012 are included in dividends payable for $138,066 in the accompanying consolidated balance sheets.

NOTE J—STOCKHOLDERS’ EQUITY

The following table presents the Company’s issued and outstanding preferred stock and preferred OP units as of December 31, 2012 and 2011:

Preferred stock and preferred units

	Optional		Outstanding	Outstanding
	Redemption	Annual	as of December 31,	as of December 31,
	Date	Dividend	2012	2011
Class A Preferred Stock, cumulative redeemable, liquidation preference $100.00 per share plus all accumulated, accrued and unpaid dividends (if any), 273,326 and 0 shares outstanding at December 31, 2012 and December 31, 2011, respectively	7 years from date of issuance	(1)	$26,802,814	$-

Class B Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 98,304 and 0 units outstanding at December 31, 2012 and December 31, 2011, respectively	June 2014	(2)	$9,683,089	$-

Class C Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 98,304 and 0 units outstanding at December 31, 2012 and December 31, 2011, respectively	June 2015	(2)	$9,717,249	$-
			$46,203,152

(1)Cumulative annual cash dividend at the rate of 1% of the liquidation preference, which increases by 1% on each of the third and fourth anniversaries after issuance

(2)Cumulative annual cash distribution equal to 1.5% of the liquidation preference per share, payable quarterly, if declared.

Class A Preferred Stock

The Class A preferred stock ranks senior in preference to the Company’s common stock with respect to the payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding up of our company (but excluding a merger, change of control, sale of substantially all assets or bankruptcy of our company, upon the occurrence of any of which all shares of Class A preferred stock will be automatically converted). The Class A preferred stock ranks junior to any class or series of stock the terms of which specifically provide that the holders thereof are entitled to receive dividends or amounts distributable upon liquidation, dissolution or winding up of the Company in preference or priority to the holders of the Class A preferred stock. The Class A preferred stock ranks on parity with any class or series of stock the terms of which specifically provide that the holders thereof are entitled to receive dividends or amounts distributable upon liquidation, dissolution or winding up of the Company without preference or priority of one over the other.

The Class A preferred stock is convertible into common stock of the Company at such time as the last of the properties contributed to the Company to be developed and opened for occupancy shall have attained 90% physical occupancy or have previously been disposed of by the Company.

The Class A preferred stock has no voting rights except in certain limited instances.

Common and Preferred OP Units

A total of 81,919,848 common OP units were issued in connection with the June 1, 2012 recapitalization and are included in noncontrolling interests in the accompanying consolidated balance sheet at December 31, 2012. The common OP units are redeemable at the option of the holder at any time after June 1, 2013 for a cash price per common OP unit equal to the average closing price of the common stock for the 20 trading days prior to the delivery of the notice of redemption by the holder (or, in the absence of such trading on a securities exchange, the average bid/ask prices as quoted at the end of the trading day in an interdealer market), or, at the Company’s election, for shares of common stock on a one-for-one basis. Such cash or stock settlement is adjusted for any dilution in the Company’s common stock during the holding period. Holders of common OP units have limited voting rights, as set forth in the agreement of limited partnership.

Class B and Class C preferred OP units are convertible into common OP units on or after the first and second anniversaries of the date of issuance, respectively (i.e., June 1, 2013 and June 1, 2014). The conversion rate for the Preferred B and Preferred C units is equal to the sum of a) the liquidation preference per unit ($100), b) an additional 3.0% per annum of the liquidation preference per unit, and c) any unpaid accumulated distributions, divided by, generally, the average closing price of Common Stock for the 20 trading days prior to the date of conversion (or, in the absence of such trading on a securities exchange, the average bid/ask prices as quoted at the end of the trading day in an interdealer market). The preferred B and C OP units do not have voting rights.

No common OP units, preferred stock or preferred OP units were converted or redeemed during the year ended December 31, 2012. The Class A preferred stock is redeemable on or after the 7th anniversary of issuance, i.e. on June 1, 2019. The preferred B and C OP units are redeemable one year after first becoming convertible, i.e. on June 1, 2014 and June 1, 2015, respectively. To the extent the redemption of the above equity instruments is not solely within the Company’s control, the Company has classified the shares or units as temporary equity in the consolidated balance sheets.

As of December 31, 2012, distributions in arrears for the Preferred B and Preferred C units totaled approximately $172,000.

See Note L for a description of the amended and restated agreement of limited partnership of the Operating Partnership.

Redemption of Noncontrolling interests

On June 1, 2012,  four of the Company’s property owning subsidiaries entered into an agreement with the noncontrolling interest holder of each such subsidiary for the purchase of the noncontrolling interest for total consideration of $7,657,500. Approximately $5.1 million of the consideration was payable on September 15, 2012 and the remaining $2.6 million was payable on December 31, 2012. Such amounts have not yet been paid as of December 31, 2012. The agreement specifies that late payments will be subject to interest at monthly rates ranging from 1.5% to 2.5% of the unpaid amount until paid in full. The December interest payment was due in January and accordingly $76,575 was accrued as of December 31, 2012 and subsequently paid. Upon payment in full of the outstanding amounts, the noncontrolling interests will be canceled. The total payable of $7,657,500, of which $3,757,500 has been recorded as a payable for the redemption of noncontrolling interest and $3,900,000 has been included in liabilities of discontinued operations in the accompanying December 31, 2012 consolidated balance sheets and the excess of the consideration paid over the carrying amount of the noncontrolling interests acquired of $2,552,500, has been recorded as a reduction of additional paid-in capital and is included in redemption of noncontrolling interests in the consolidated statements of stockholders’ equity. We intend to pay the remaining consideration with proceeds from the sale of our common stock. In addition, during 2012, the Company redeemed other noncontrolling interests which increased total paid-in capital for a total of $884,258, comprised of the interest in Post Oak that was contributed to the Company (see Note A) as well as the interest in Maitland that was assigned to the Company.

Private Placement

In May 2012, the Company entered into stock subscription agreements with 13 investors (including the Company’s Chief Executive Officer and certain directors) for the purchase of an aggregate of 178,333 shares of common stock at $15.00 per share, for a total of $2,675,000. The cash was received from the investors from the end of June 2012 to the beginning of July 2012 and the shares were issued in August 2012. The shares issued pursuant to the private placement were unregistered and subject to restrictions regarding their transfer.

Dividend Declared

On December 14, 2012, a dividend was declared in the amount of $0.07605 per share, payable to stockholders of record of common stock and common OP units as of December 26, 2012, for a total of approximately $400,000. In addition, the Company declared that all cumulative unpaid dividends on Class A preferred stock through December 14, 2012 in the amount of approximately $97,000 be set aside for payment, as required by the terms of the Class A preferred stock in the Company’s charter. Dividends declared and not yet paid as of December 31, 2012 are included in dividends payable for $138,066 in the accompanying consolidated balance sheets.